Schedule of Investments (unaudited) September 30, 2022	BlackRock LifePath® Dynamic 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 91.7%
BlackRock Advantage Emerging Markets Fund, Class K	188,245	$1,585,020
Diversified Equity Master Portfolio	$8,435,428	8,435,428
International Tilts Master Portfolio	$2,124,059	2,124,059
iShares Developed Real Estate Index Fund, Class K	44,860	374,131
iShares MSCI Canada ETF(b)	14,137	434,854
iShares MSCI EAFE ETF(b)	1,582	88,608
iShares MSCI EAFE Small-Cap ETF(b)	14,186	691,993
iShares Russell 2000 ETF(b)	418	68,937

		13,803,030

Fixed-Income Funds — 2.6%
BlackRock High Yield Bond Portfolio	23,375	151,468
iShares iBoxx $ Investment Grade Corporate Bonds ETF(b)	2,188	224,161
iShares TIPS Bond ETF	70	7,343

		382,972

Security	Shares	Value

Money Market Funds — 8.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(c)(d)	805,101	$805,343
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(c)	454,045	454,045

		1,259,388

Total Investments — 102.7% (Cost: $17,331,014)		15,445,390

Liabilities in Excess of Other Assets — (2.7)%		(398,753)

Net Assets — 100.0%		$15,046,637

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares/ Investment Value Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

Advantage CoreAlpha Bond Master Portfolio(a)	$44,304	$—		$(39,518	)(b)(c)	$(1,652)	$(3,134)	$—	$—	$564		$—
BlackRock Advantage Emerging Markets Fund, Class K	2,243,016	798,243		(772,077)		(256,140)	(428,022)	1,585,020	188,245	1		—
BlackRock Cash Funds: Institutional, SL Agency Shares	29,974	775,282	(b)	—		(143)	230	805,343	805,101	2,442	(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	985,996	—		(531,951	)(b)	—	—	454,045	454,045	13,997		—
BlackRock High Yield Bond Portfolio	—	151,931		—		—	(463)	151,468	23,375	53		—
Diversified Equity Master Portfolio	11,090,476	366,206	(b)(c)	—		(278,111)	(2,743,143)	8,435,428	$8,435,428	86,742		—
International Tilts Master Portfolio	2,913,606	74,584	(b)(c)	—		(247,510)	(616,621)	2,124,059	$2,124,059	74,584		—
iShares Core U.S. Aggregate Bond ETF(a)	167,356	—		(152,656)		(16,873)	2,173	—	—	1,518		—
iShares Developed Real Estate Index Fund, Class K	1,009,671	257,393		(593,692)		(125,059)	(174,182)	374,131	44,860	—		—
iShares iBoxx $ Investment Grade Corporate Bonds ETF	29,552	225,224		—		—	(30,615)	224,161	2,188	1,621		—
iShares MSCI Canada ETF	523,993	190,537		(159,356)		(18,597)	(101,723)	434,854	14,137	4,477		—
iShares MSCI EAFE ETF	—	92,098		—		—	(3,490)	88,608	1,582	—		—
iShares MSCI EAFE Small-Cap ETF	1,154,822	—		(118,600)		(8,176)	(336,053)	691,993	14,186	15,959		—
iShares Russell 2000 ETF	168,172	41,399		(92,870)		(7,354)	(40,410)	68,937	418	1,199		—
iShares TIPS Bond ETF	9,044	—		—		—	(1,701)	7,343	70	485		—
Master Total Return Portfolio(a)	16,426	—		(14,626	)(b)(c)	(2,474)	674	—	$—	325		—

						$(962,089)	$(4,476,480)	$15,445,390		$203,967		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock LifePath® Dynamic 2060 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	7	12/16/22	$581	$(62,048)
Russell 2000 E-Mini Index	1	12/16/22	83	(9,123)
S&P 500 Micro E-Mini Index	11	12/16/22	198	(4,416)
10-Year U.S. Treasury Note	2	12/20/22	224	(1,159)

				$(76,746)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	36,196	CAD	47,000	Morgan Stanley & Co. International PLC	12/21/22	$2,159
USD	140,738	CAD	185,000	Standard Chartered Bank	12/21/22	6,763
USD	23,417	EUR	23,000	Deutsche Bank AG	12/21/22	738

						9,660

CAD	211,000	USD	158,962	Standard Chartered Bank	12/21/22	(6,158)

						$3,502

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$3,243,543	$—	$—	$3,243,543

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock LifePath® Dynamic 2060 Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Fixed-Income Funds	$382,972	$—	$—	$382,972
Money Market Funds	1,259,388	—	—	1,259,388

	$4,885,903	$—	$—	4,885,903

Investments Valued at NAV(a)				10,559,487

				$15,445,390

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$9,660	$—	$9,660
Liabilities
Equity Contracts	(75,587)	—	—	(75,587)
Foreign Currency Exchange Contracts	—	(6,158)	—	(6,158)
Interest Rate Contracts	(1,159)	—	—	(1,159)

	$(76,746)	$3,502	$—	$(73,244)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

3